CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500
Ordinary shares, issued	944
Treasury, shares	87
Common Stock, Par or Stated Value Per Share	0.1